02.28 VIP Energy Portfolio Service 2 PRO-01 | Energy Portfolio
Fund Summary Fund/Class: VIP Energy Portfolio/Service Class 2
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)
Shareholder Fees {- Energy Portfolio}	02.28 VIP Energy Portfolio Service 2 PRO-01 Energy Portfolio VIP Energy Portfolio-Service 2 VIP
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Energy Portfolio}	02.28 VIP Energy Portfolio Service 2 PRO-01 Energy Portfolio VIP Energy Portfolio-Service 2 VIP
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual operating expenses	0.93%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Energy Portfolio}	02.28 VIP Energy Portfolio Service 2 PRO-01 Energy Portfolio VIP Energy Portfolio-Service 2 VIP USD ($)
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to October 1, 2006, the fund was named VIP Natural Resources Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.42%	December 31, 2010
Lowest Quarter Return	-37.82%	September 30, 2008

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Energy Portfolio} - 02.28 VIP Energy Portfolio Service 2 PRO-01 - Energy Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Energy Portfolio-Service 2 VIP | Return Before Taxes	(20.75%)	(3.15%)	1.49%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
MSCI U.S. IMI Energy 25-50 Index(reflects no deduction for fees, expenses, or taxes)	(23.20%)	(1.45%)	3.30%